DISPOSAL OF SUBSIDIARIES - Additional Information (Detail) $ in Thousands				12 Months Ended
	Dec. 29, 2021 CNY (¥)	Jan. 05, 2021 CNY (¥)	Jan. 05, 2021 MXN ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Aug. 31, 2019 CNY (¥)
Shanghai Caiyin Asset Management Co Ltd [Member]
Business Acquisition [Line Items]
Loans receivable waived off						¥ 1,973,613,000
Contingent amount				¥ 117,021,000	¥ 255,064,000	372,085,000
Shanghai Caiyin [Member]
Business Acquisition [Line Items]
Sale value of disposal group								¥ 1,078,686,000
Contingent consideration receivable								¥ 372,085,000
Disposal group, including discontinued operation, gain derived from release of contingent consideration payable						117,021,000
Disposal group accounts payable					322,028,000	566,532,000	¥ 839,830,000
Disposal group fixed payable					205,007,000	311,468,000	467,744,000
Disposal group contingent payable					¥ 117,021,000	¥ 255,064,000	¥ 372,085,000
Jiayin Finance
Business Acquisition [Line Items]
Equity ownership percent transferred	95.00%
Purchase price for shares	¥ 93,343,000
Gain or loss recognized	¥ 0
Shanghai Zhundian Enterprise Service Co Ltd
Business Acquisition [Line Items]
Equity ownership percent transferred	70.00%
Purchase price for shares	¥ 1,037,000
Gain or loss recognized	¥ 3,592,000
Noble Fintech
Business Acquisition [Line Items]
Equity ownership percent transferred		6.00%	6.00%
Purchase price for shares | $			$ 1
Gain or loss recognized		¥ 1,256,000